Summary of Significant Accounting Policies - Cash and Cash Equivalents and Class A common stock subject to possible redemption (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Cash equivalents	$ 0	$ 0